Disposals and impairment - Summary of financial information relating to the sale of businesses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	$ 201,547	$ 195,503
Current assets	74,968	67,813
Non-current liabilities	(111,385)	(108,119)
Current liabilities	(64,726)	(58,354)
Net assets	100,404	96,843
Recycling of foreign exchange on disposal	(83)	(698)	$ (8)
Proceeds from the sale of businesses, net of cash disposed	478	$ 1,259	1,726
Husky Energy | Partner
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Consideration received (receivable)			1,079
Aker BP ASA
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-cash consideration, equity interest received		30.00%
Disposal Group, Disposed of by Sale
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	735	$ 4,794	154
Current assets	57	1,202	80
Non-current liabilities	(173)	(2,558)	(70)
Current liabilities	(86)	(532)	(50)
Net assets	533	2,906	114
Recycling of foreign exchange on disposal	0	25	16
Costs on disposal	3	229	8
Total carrying amount of net assets disposed, including foreign exchange and cost of disposal	536	3,160	138
Gains on sale of businesses	44	593	446
Total consideration	580	3,753	584
Non-cash consideration	(216)	(2,698)	0
Consideration received (receivable)	121	223	1,116
Proceeds from the sale of businesses related to completed transactions	485	1,278	1,700
Deposits	(7)	(19)	26
Proceeds from the sale of businesses, net of cash disposed	478	1,259	1,726
Cash and cash equivalents disposed of	$ 25	$ 676	$ 9